Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Dates
31-Aug-2024
Actual/360 Days
32
30/360 Days
30
16-Sep-2024
15-Sep-2024
Collection Period No.
22
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Aug-2024
12-Sep-2024
13-Sep-2024
16-Sep-2024
15-Aug-2024
15-Aug-2024
Summary
Beginning
Balance
0.00
0.00
604,342,764.49
124,000,000.00
Principal
Payment
0.00
0.00
39,996,958.07
0.00
Ending
Balance
0.00
0.00
564,345,806.42
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
60.878171
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.000000
0.858974
1.000000
728,342,764.49
688,345,806.42
39,996,958.07
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
776,218,799.33
84,169,661.03
860,388,460.36
47,876,034.84
736,221,841.26
79,602,880.53
815,824,721.79
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest
Payment
0.00
0.00
2,623,854.84
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
3.993691
4.375000
Interest & Principal
Payment
0.00
0.00
42,620,812.91
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
64.871861
4.375000
$43,163,312.91
T
otal
$3,166,354.84

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
47,220,007.62
0.00
47,220,007.62
41,854,703.23
3,305,600.50
710,345.18
1,055,489.69
90,765.29
0.00
203,103.73
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
716,990.38
0.00
0.00
3,166,354.84
0.00
0.00
39,996,958.07
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
47,220,007.62
3,339,704.33
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
716,990.38
0.00
0.00
0.00
716,990.38
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,166,354.84
0.00
0.00
2,623,854.84
542,500.00
0.00
0.00
0.00
0.00
0.00
3,166,354.84
0.00
0.00
2,623,854.84
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,166,354.84
3,166,354.84
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
39,996,958.07
0.00
0.00
0.00
39,996,958.07
Aggregate Principal Distributabl
e
Amount
39,996,958.07
39,996,958.07
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
20,261.96
182,841.77
203,103.73
4,787,603.48
0.00
20,261.96
20,261.96
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Pool Statistics
Pool Data
4.59%
34.10
35.26
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
860,388,460.36
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
815,824,721.79
33,499
34,496
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
27,105,613.15
14,749,090.08
90,595.73
2,618,439.61
Pool Factor
38.19%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
33,499
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.14%
1.31%
0.30%
0.25%
100.00%
800,656,065.87
10,673,121.13
2,426,451.30
2,069,083.49
815,824,721.79
33,097
284
75
43
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.551%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,606.55
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.303%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
24,205,759.68
883,242.66
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
92
1,551
Losses
(1)
Amount
2,618,439.61
708,348.62
1,026,848.33
Number of Receivables
Number of Receivables
Amount
57,831,999.11
19,290,245.09
14,335,994.34
Current
Cumulative
1.133%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.265%
Prior Collection Period
1.818 % Second Prior
Collection
Period
1.188
%
Third
Prior
Collection
Period
0.941%